Note 5 - Trade and Other Receivables, Net	3 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Disclosure of trade and other receivables [text block]
5.	TRADE AND OTHER RECEIVABLES, NET

(a)	Trade and other receivables

	As at	As at
	June 30, 2020	March 31, 2020
Trade accounts receivable, net	$188,677	$241,969
Accrued gas receivables	4,779	7,224
Unbilled revenues, net	120,312	121,993
Other	58,762	32,721
	$372,530	$403,907

(b)	Aging of accounts receivable

Customer credit risk

The lifetime expected credit loss reflects Just Energy's best estimate of losses on the accounts receivable and unbilled revenue balances. Just Energy determines the lifetime expected credit loss by using historical loss rates and forward-looking factors if applicable. Just Energy is exposed to customer credit risk on its continuing operations in Alberta, Texas, Illinois (gas), California and Ohio (electricity). Credit review processes have been implemented to perform credit evaluations of customers and manage customer default. If a significant number of customers were to default on their payments, it could have a material adverse effect on the operations and cash flows of Just Energy. Management factors default from credit risk in its margin expectations for all of the above markets.

In the remaining markets, the LDCs provide collection services and assume the risk of any bad debts owing from Just Energy's customers for a fee that is recorded in cost of goods sold. Management believes that the risk of the LDCs failing to deliver payment to Just Energy is minimal. There is no
assurance that the LDCs providing these services will continue to do so in the future.

The aging of the trade accounts receivable from the markets where the Company bears customer credit risk was as follows:

	As at	As at
	June 30, 2020	March 31, 2020

Current	$79,981	$83,431
1–30 days	15,023	26,678
31–60 days	5,806	6,513
61–90 days	2,630	5,505
Over 90 days	23,302	35,252
	$126,742	$157,379

(c)	Allowance for doubtful accounts

Changes in the allowance for doubtful accounts related to the balances in the table above were as follows:

	As at	As at
	June 30, 2020	March 31, 2020

Balance, beginning of period	$45,832	$182,365
Provision for doubtful accounts	11,940	80,050
Bad debts written off	(23,274)	(138,514)
Foreign exchange	2,879	3,124
Assets classified as held for sale	-	(81,193)
Balance, end of period	$37,377	$45,832

Allowance for doubtful accounts on accounts receivable	$34,388	$43,127
Allowance for doubtful accounts on unbilled revenue	2,989	2,705
Total allowance for doubtful accounts	$37,377	$45,832